Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Schedule of Other Non-Current Liabilities

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Onerous contracts - non-current liabilities	150	371

Total Other non-current liabilities	150	371